Other current assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other current assets.
Prepayments	¥ 8,070	¥ 3,571
Trade receivables	11,265	4,473
Contract costs	11,194	9,201
Advances to employees	1,270	2,187
Deductible VAT and prepaid income tax	4,920	14,988
Other receivables due from third parties	1,066	2,096
Total	37,785	36,516
Capitalized costs recognized in profit or loss	¥ 13,906	¥ 13,439	¥ 13,302